Summary of Principal Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Content Assets, Net	When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Disaggregate Revenue

For the three and six months ended June 30, 2025 and 2024, the Company disaggregate revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024

In-App Purchase services	$5,865,100	$6,271,600	$12,455,500	$14,319,800
In-App Advertising services	515,600	644,500	1,150,300	1,287,900
Content licensing business	679,900	-	1,191,000	-
	$7,060,600	$6,916,100	$14,796,800	$15,607,700

Schedule of Revenues by Primary Geographical Markets based on the Location of Customers

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three months ended June 30, 2025 and 2024.

	For the three months ended June 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$1,776,600	$2,413,800	$1,254,200	$420,500	$5,865,100
Online advertising services	-	515,600	-	-	515,600
Content licensing	-	679,900	-	-	679,900
Total	$1,776,600	$3,609,300	$1,254,200	$420,500	$7,060,600

	For the three months ended June 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$3,195,600	$1,941,000	$819,600	$315,400	$6,271,600
Online advertising services	-	644,500	-	-	644,500
Total	$3,195,600	$2,585,500	$819,600	$315,400	$6,916,100
	For the six months ended June 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$4,666,800	$4,516,800	$2,536,000	$735,900	$12,455,500
Online advertising services		1,150,300			1,150,300
Content licensing	-	1,191,000	-	-	1,191,000
Total	$4,666,800	$6,858,100	$2,536,000	$735,900	$14,796,800

	For the six months ended June 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$7,850,500	$3,527,700	$1,956,400	$985,200	$14,319,800
Online advertising services	-	1,287,900	-	-	1,287,900
Total	$7,850,500	$4,815,600	$1,956,400	$985,200	$15,607,700